Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Benefit Obligations Fair Value of Plan Assets and Funded Status
The following table sets forth the projected benefit obligations, fair value of plan assets, and funded status of the Company’s plans as of December 31:

	Pension benefits		OPEB
	2017	2016	2017	2016
Change in projected benefit obligation
Projected benefit obligation, beginning of year	$331,934	$269,382	$83,097	$76,565
Projected benefit obligation assumed from business combination	344,383	63,811	131,263	9,749
Modifications to pension plan	—	(2,754)	—	(1,235)
Service cost	17,869	8,435	6,280	2,916
Interest cost	27,346	13,029	8,621	3,525
Actuarial (gain) loss	49,785	6,773	13,321	(2,870)
Contributions from retirees	—	—	2,364	547
Gain on curtailment	(1,129)	—	(6)	—
Benefits paid	(64,605)	(15,845)	(8,092)	(3,230)
Gain on foreign exchange	(48,546)	(10,897)	(14,834)	(2,870)
Projected benefit obligation, end of year	$657,037	$331,934	$222,014	$83,097
Change in plan assets
Fair value of plan assets, beginning of year	236,369	176,171	29,139	18,149
Plan assets acquired in business combination	247,741	44,258	122,900	10,563
Actual return on plan assets	82,096	17,221	25,612	1,854
Employer contributions	38,833	21,776	2,683	2,317
Benefits paid	(64,605)	(15,845)	(5,901)	(2,683)
Loss on foreign exchange	(33,686)	(7,212)	(10,737)	(1,061)
Fair value of plan assets, end of year	$506,748	$236,369	$163,696	$29,139
Unfunded status	$(150,289)	$(95,565)	$(58,318)	$(53,958)
Amounts recognized in the consolidated balance sheets consists of:
Non-current assets	—	—	4,938	—
Current liabilities	(1,080)	(436)	(1,471)	(1,242)
Non-current liabilities	(149,209)	(95,129)	(61,785)	(52,716)
Net amount recognized	$(150,289)	$(95,565)	$(58,318)	$(53,958)

Amounts Recognized in Accumulated Other Comprehensive loss
In conjunction with the plan amendments, the assets and projected benefit obligations of amended plans were revalued at the closest month-end date which resulted in an actuarial loss of U.S. $8,204 recorded in OCI.

Change in AOCI (before tax)	Pension		OPEB
	Actuarial losses (gains)	Past service gains	Actuarial losses (gains)	Past service gains
Balance, January 1, 2016	$29,461	$(4,970)	$(2,338)	$—
Additions to AOCI	4,479	(2,754)	(3,242)	(1,235)
Amortization in current period	(1,965)	765	(80)	347
Balance at December 31, 2016	$31,975	$(6,959)	$(5,660)	$(888)
Additions to AOCI	(3,716)	—	(4,276)	—
Reclassification to regulatory accounts	1,584	—	4,902	—
Amortization in current period	(1,290)	868	321	365
Balance at December 31, 2017	$28,553	$(6,091)	$(4,713)	$(523)
Expected amortization in 2018	$(451)	$781	$214	$328

Weighted Average Assumptions Used to Determine Net Benefit Obligation
Weighted average assumptions used to determine net benefit cost for 2017 and 2016 were as follows:

	Pension benefits		OPEB
	2017	2016	2017	2016
Discount rate	4.01%	4.16%	4.12%	4.23%
Expected return on assets	7.01%	6.41%	3.88%	5.50%
Rate of compensation increase	3.00%	3.00%	N/A	N/A
Health care cost trend rate
Before Age 65			6.25%	6.50%
Age 65 and after			6.25%	6.50%
Assumed Ultimate Medical Inflation Rate			4.75%	4.75%
Year in which Ultimate Rate is reached			2023	2023
Weighted average assumptions used to determine net benefit obligation for 2017 and 2016 were as follows:

	Pension benefits		OPEB
	2017	2016	2017	2016
Discount rate	3.43%	3.95%	3.60%	4.04%
Rate of compensation increase	3.00%	3.00%	N/A	N/A
Health care cost trend rate
Before Age 65			6.25%	6.25%
Age 65 and after			6.25%	6.25%
Assumed Ultimate Medical Inflation Rate			4.75%	4.75%
Year in which Ultimate Rate is reached			2024	2023

Effect of One Percent Change in Assumed Health Care Cost Trend Rate (HCCTR)
The effects on total service and interest cost of a one percent change in HCCTR excludes the effects of Empire.

2017
Effect of a 1 percentage point increase in the HCCTR on:
Year-end benefit obligation	$38,047
Total service and interest cost	959
Effect of a 1 percentage point decrease in the HCCTR on:
Year-end benefit obligation	$(30,057)
Total service and interest cost	(765)

Components of Net Benefit Costs For Pension Plans and OPEB Recorded as Part of Administrative Expenses

	Pension benefits		OPEB
	2017	2016	2017	2016
Service cost	$17,869	$8,435	$6,280	$2,916
Interest cost	27,346	13,029	8,621	3,525
Expected return on plan assets	(32,244)	(14,854)	(8,312)	(1,265)
Amortization of net actuarial loss (gain)	1,480	1,965	(299)	80
Amortization of prior service credits	(808)	(765)	(339)	(347)
Gain on curtailments and settlements	(1,394)	—	(6)	—
Amortization of regulatory assets/liability	15,179	4,698	507	1,471
Net benefit cost	$27,428	$12,508	$6,452	$6,380

Target Asset Allocation
The Company’s target asset allocation is as follows:

Asset Class	Target (%)	Range (%)
Equity securities	70%	49% - 79%
Debt securities	30%	21% - 51%
Other	—%	—%
The fair values of investments as of December 31, 2017, by asset category, are as follows:

Asset Class	Level 1	Percentage
Equity securities	505,219	72%
Debt securities	164,281	27%
Other	945	—%

Expected Benefit Payments
The expected benefit payments over the next ten years are as follows:

	2017	2018	2019	2020	2021	2022-2026
Pension plan	$43,445	$39,037	$40,132	$45,060	$45,108	$236,821
OPEB	7,353	7,989	8,845	9,425	10,093	58,844